Share-Based Payments - Summary of Restricted Stock Awards (Details) - Restricted Stock [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Nonvested shares, Beginning Balance, Shares	842
Nonvested shares, Beginning Balance, Weighted-Average Grant Date Fair Value	$ 28.05
Granted, Shares	542
Granted, Weighted-Average Grant Date Fair Value	$ 33.56	$ 27.86	$ 23.94
Vested, Shares	(712)
Vested, Weighted-Average Grant Date Fair Value	$ 25.63
Forfeited, Shares	(54)
Forfeited, Weighted-Average Grant Date Fair Value	$ 35.24
Nonvested shares, Ending Balance, Shares	618	842
Nonvested shares, Ending Balance, Weighted-Average Grant Date Fair Value	$ 35.06	$ 28.05